Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Net revenues	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 273,717	$ 244,987	$ 231,822	$ 221,520	$ 1,158,794	$ 972,046	$ 827,216
Cost of goods sold	192,465	176,521	172,075	155,530	164,802	147,479	137,296	134,107	696,591	583,684	514,959
Internal research and development	32,896	30,625	27,779	25,575	25,910	25,462	23,526	21,908	116,875	96,806	60,578
Selling, general and administrative	55,690	53,121	49,130	50,624	47,108	43,333	43,440	42,119	208,565	176,000	160,763
Interest expense	5,049	5,014	4,644	3,645	2,262	1,936	1,365	1,246	18,352	6,809	3,081
Other expense (income), net	768	(1,755)	(2,026)	(770)	(223)	(2,490)	(5,621)	(1,707)	(3,783)	(10,041)	(2,120)
Earnings Before Income Taxes	34,207	31,220	29,868	26,899	33,858	29,267	31,816	23,847	122,194	118,788	89,955
Income taxes	7,040	1,122	20,272	5,758	1,211	6,837	7,913	7,553	34,192	23,514	24,469
Net Earnings	$ 27,167	$ 30,098	$ 9,596	$ 21,141	$ 32,647	$ 22,430	$ 23,903	$ 16,294	$ 88,002	$ 95,274	$ 65,486
Basic earnings per share	$ 0.44	$ 0.48	$ 0.15	$ 0.34	$ 0.52	$ 0.36	$ 0.38	$ 0.26	$ 1.41	$ 1.52	$ 1.07
Diluted earnings per share	$ 0.42	$ 0.45	$ 0.15	$ 0.32	$ 0.50	$ 0.35	$ 0.37	$ 0.26	$ 1.35	$ 1.48	$ 1.04